Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2019
Accrued Expenses and Other Current Liabilities [Abstract]
Accrued expenses and other current liabilities

9. Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consisted of the following:

	December 31,
	2018	2019
Other taxes payable	$506,465	$1,168,109
Accrued employee payroll and welfare	1,734,528	1,470,982
Other payables	366,575	465,817
Accrued expenses	4,672,641	2,906,519
Advances from customers	19,421	122,929
Advances from third party for sale of non-core assets (Refer to Note 5)	5,099,365	—
Provision for equity of losses in affiliates	327,646	430,034
	$12,726,641	$6,564,390

Other taxes payable mainly consist of value-added tax and related surcharges and PRC individual income tax of employees that was withheld by the Company. The Company's PRC subsidiaries are subject to value-added tax at a rate of 17% before May 1, 2018, 16% from May 1, 2018 to April 1, 2019, and 13% thereafter on product purchases and sales except for seafood. Value-added tax rate for purchases and sales of seafood is 9% or 13%, respectively, depending on whether the product is raw or processed, respectively. Value-added tax payable on sales is computed net of value-added tax paid on purchases.